EQUITY INDEX FUND Annual Fund Operating Expenses - EQUITY INDEX FUND	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.12%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.39%